Revenue - Concentration of Customers (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, net | Customer Concentration | Beverage Solutions.
Concentration Risk
Number of major customers	0	0	1